Net loss per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$(17,696)
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through March 31, 2023	(8,336)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to the Company	(9,360)
Less: Cumulative preferred dividends	(328)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to Class A common shareholders	$(9,688)
Denominator
Weighted-average shares of Class A common stock outstanding	15,224,378
Loss per share of Class A common stock – basic and diluted	$(0.64)

	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)

Schedule of potentially dilutive securities
Shares of Class A Common Stock
Public Warrants	16,269,295
Private Placement Warrants	6,845,000
Series A Preferred Stock	2,193,973
Series A Preferred Warrants	541,667
Earn Out Units	10,000,000
Stock Options under 2021 Plan	1,835,335